Investment in Joint Ventures and Majority Owned Subsidiaries (Tables)	12 Months Ended
Jun. 29, 2014
Investment in Joint Ventures and Majority Owned Subsidiaries

Investment in Joint Ventures in the accompanying Consolidated Balance Sheets consisted of the following (in thousands of dollars):

	June 29, 2014	June 30, 2013
Investment in VAST LLC	$9,657	$8,479
Investment in NextLock LLC	320	687
	$9,977	$9,166